DEVCAP
                               SHARED RETURN FUND


                                    (PHOTO)

                                 ANNUAL REPORT
                                 JULY 31, 2000

                                     (LOGO)
                                     DEVCAP
                             DEVELOPMENT CAPITAL
                        GLOBALLY RESPONSIBLE INVESTMENTS

                           DEVCAP SHARED RETURN FUND
                              DRAFT ANNUAL REPORT

--------------------------------------------------------------------------------
                       PRESIDENT'S LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------
Dear Investor,

   The DEVCAP Shared Return Fund has had a very productive year. We enthusiastically look forward to even greater accomplishments well into our socially responsible investment and charitable giving futures.

   For the year ended July 31, 2000, DEVCAP returned 10.16%. This return exceeded the return of the S&P 500/R Index by 1.18%. The total return for the S&P 500/R Index was 8.98% over this same period. The S&P 500/R Index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund. An investor can not invest directly in an index. Past performance is not indicative of future performance; the return and net asset value of the Fund will fluctuate.

   In this letter, I will report on the more significant accomplishments of our last year, and then move on to disclose our plan to expand our operations so that we can be worthy of your continued financial support and generosity.

   You, the owners of DEVCAP, chose to further distinguish yourselves as a new force for socially responsible investing when you elected to sever our relationship with the Domini Social Index Portfolio and Domini 400 Social Index SM in February 2000 and approved the retention of Christian Brothers Investment Services, Inc. as the Fund's investment manager. In doing so, you have spotlighted the importance of Life Ethics, abortion and contraception, in the Fund's socially responsible investing approach. In addition, under this new socially responsible investing approach, we make clear our opposition to violence, tobacco, pornography and threats to the environment through the Fund's exclusionary investment screens. Not content to simply avoid certain investments, the Fund actively supports efforts to change corporate behavior with respect to such issues as human rights, diversity and justice in the workplace, all through the active ownership efforts of CBIS in which CBIS representatives may actively engage corporate management on these issues through dialogue, proxy voting and shareholder resolutions.

   Stepping away from the Domini Social Index Portfolio and the Domini 400 Social Index/SM may at first be seen as moving into a riskier domain, away from a large investment pool that has had solid performance and was built upon an index philosophy. However, the new investment strategy is to limit the Fund's universe of securities to those securities which make up the S&P 500/R Index. Next, we eliminate any investment that fails any one of our exclusionary screens. The Fund's investment weighting is based upon the securities' market capitalization as a proportion of the remaining S&P 500/R Index securities. The Fund's performance goal is to seek a correlation of 0.95 or better with the performance of the S&P 500/R Index. We expect to lag this benchmark to the extent that the expense ratio impacts the Fund's performance, and to the extent that liquidity requirements prevent the Fund from being fully invested. We see the measure of success in meeting the Fund's performance standards as most indicated in our tracking error relative to the S&P 500/R Index. The lower the percentage tracking error, the closer our performance is to that of the S&P 500/R Index. We believe that the Fund's returns will over time be comparable to those of the S&P 500/R Index and that such anticipated returns are suitable for an investment intended in part to support charitable giving.

   DEVCAP's relationship with Catholic Relief Services has remained a mutually beneficial arrangement that deserves greater explanation and analysis on the part of all investors. CRS is a substantial investor in the Fund, owning over 60% of the net equity as of July 31, 2000. Also, CRS has become the sole sponsor of the Fund, as sole owner of Development Capital Fund. CRS finances the marketing efforts of the Fund, and has agreed to reimburse the Fund for all expenses (excluding brokerage fees and commissions, interest, taxes and other extraordinary expenses) in excess of 1.75%. We hope that continuing marketing efforts will result in the growth of the Fund and a lowering of the expense ratio of the Fund so that in time the Fund will become self-sufficient. We believe this multifaceted support enhances the Fund's chance for long-term viability and makes possible the continued existence of a unique mutual fund that reflects what we consider essential ethical principles in social screening mechanisms and active ownership strategies.

   The Fund's close affiliation with Catholic Relief Services allows the Fund to identify appropriate micro-enterprise operations around the world, which are in need of support. CRS is a most respected provider of relief and development, and has been well established as a professionally staffed sponsor of technical training and a provider of loan capital for the world's most needy entrepreneurs. In the last three years, DEVCAP shareholders have given $796,000 in donations around the world in support of these programs. DEVCAP this year identified a program in Armenia where resources will be used in conjunction with a micro-enterprise program of Save the Children, one of the original sponsors of the Fund.

   In the year ahead, we expect to expand our marketing efforts to make the Fund better known as an alternative to other investment opportunities. We believe that there is much to say about the benefits of investing with DEVCAP that is unique and that sets our Fund apart. We believe in the value of life and in the solidarity of the human spirit that we demonstrate in the market place.

   At the heart of these efforts will always be our commitment to share our good fortune and successes with the world's poor. We are committed to maintaining a charitable giving intent as a prime motivator toward our investment success. We strongly believe that the more people who see the Fund and understand its intent, the more investors we will have in our Fund. As the assets in the Fund increase, the expense ratio should decline, which should increase the overall net return of the Fund, and allow the possibility of more donations being channeled toward small business owners. As the assets of the Fund increase, the closer will be our fit to the S&P 500/R Index. We estimate that the Fund will hold approximately 450 of the 500 securities comprising the Index after applying the exclusionary screens. We also recognize that larger investments allow us to speak with a more noticeable voice on socially responsible issues through the active ownership initiatives of CBIS.

   The overall investment market has cooled down from its overly energetic days of this past winter. There has been a stock market correction as overly inflated values resulted from a technology-enticed, internet-exaggerated, communication-intoxicated market place. The Federal Reserve's interest rate hikes gradually tightened down some of the euphoria and the raging bull market lost its rage. Apart from these self-inflicted wounds, there was a real dampening as oil prices surged upward before a surprised but wealthier U.S. public. Therefore, we paid a bit more, but we still traveled. We are still fully employed and we are still inviting skilled technicians to help us derive more benefits from new technology and new improved working conditions. The economy is still expanding and improving its efficiencies. We are still very soundly based in an economic expansion. There are emerging strengths around the world, particularly in Europe where economic expansion is picking up, but we should not be negatively impacted by Europe's success. In the years to come we should be celebrating Europe's growth, Latin America's expansion and Asia's market potential. We believe that the S&P 500/R Index will benefit from a growing international market and clearly corporate America's success stories will always be among the vast contingent of that Index.

   There you have our long range philosophy: invest in socially screened S&P 500/R Index stocks because we expect the long term winners will stay in that mix; use active ownership of the securities the Fund holds to improve the social responsibility of corporate issuers; share the benefits of our economy with the world's most needy; and enhance their chance for self-sufficiency.

Thank you for participating and sharing,


/s/ Joseph N. St. Clair

Joseph N. St. Clair

                    COMPARISON OF $10,000 INVESTMENT IN THE
               DEVCAP SHARED RETURN FUND AND S&P 500/R INDEX<F1>


               -------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURN
               -------------------------------------------------
               1 Year ended 7/31/00                       10.16%
               -------------------------------------------------
               3 Years ended 7/31/00                      17.23%
               -------------------------------------------------
               Inception (10/19/95)                       22.27%
               to 7/31/00
               -------------------------------------------------


                                      DEVCAP      S&P 500
                                      ------      -------

                       31-Oct-95       9,880        9,903
                       31-Jan-96      10,650       10,896
                       30-Apr-96      10,980       11,266
                       31-Jul-96      10,710       11,088
                       31-Oct-96      11,860       12,289
                       31-Jan-97      13,351       13,765
                       30-Apr-97      13,751       14,097
                       31-Jul-97      16,233       16,869
                       31-Oct-97      15,572       16,235
                       31-Jan-98      17,071       17,469
                       30-Apr-98      19,145       19,886
                       31-Jul-98      19,616       20,122
                       31-Oct-98      19,305       19,805
                       31-Jan-99      23,437       23,145
                       30-Apr-99      23,619       24,226
                       31-Jul-99      23,740       24,187
                       31-Oct-99      24,337       24,889
                       31-Jan-00      25,319       25,540
                       30-Apr-00      26,588       26,680
                       31-Jul-00      26,151       26,358

<F1> The S&P 500(R) Index is an unmanaged index used to portray the pattern of common stock movement based on the average performance of 500 widely held common stocks and does not reflect the deduction of fees and expenses.

Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PHOTO ON COVER DEPICTS WOMEN WHO ARE MEMBERS OF A VILLAGE BANK IN EL SALVADOR WHERE CATHOLIC RELIEF SERVICES SPONSORS MICROENTERPRISE WITH DEVCAP DONATIONS.

                           DEVCAP SHARED RETURN FUND
                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2000

  NUMBER
OF SHARES                                                            VALUE
----------                                                           -----

               COMMON STOCKS - 99.13%
               BASIC INDUSTRIES - 2.18%
       300     Alcan Aluminum Ltd.                               $    9,844
     2,012     Alcoa, Inc.                                           60,863
       100     Allegheny Technologies, Inc.                           2,069
       300     Allied Waste Industries, Inc.<F1>                      2,794
       147     Arch Coal, Inc.                                        1,158
       300     Avery Dennison Corp.                                  16,275
       400     B.F. Goodrich Co. (The)                               14,275
     1,400     Barrick Gold Corp.                                    22,313
       100     Bemis Company, Inc.                                    3,437
       500     Bethlehem Steel Corp.                                  2,312
       900     Dow Chemical Co. (The)                                25,875
       400     Engelhard Corp.                                        7,225
       100     FMC Corp.                                              6,025
       200     Georgia-Pacific Group                                  4,962
     1,300     Homestake Mining Co.                                   7,069
       300     Inco Limited                                           4,406
       370     International Paper Co.                               12,580
       300     Louisiana-Pacific Corp.                                2,906
       300     Mead Corp. (The)                                       7,612
       100     Milacron, Inc.                                         1,437
       500     Minnesota Mining and Manufacturing Co.                45,031
       500     Newell Rubbermaid, Inc.                               13,469
       500     Newmont Mining Corp.                                   8,875
       400     Owens-Illinois, Inc.<F1>                               5,325
       600     Pactiv Corp.<F1>                                       5,550
     1,100     Placer Dome, Inc.                                      9,350
       400     Praxair, Inc.                                         15,825
       200     Sealed Air Corp.<F1>                                  10,075
       300     USX-U.S. Steel Group                                   5,381
       700     Waste Management, Inc.                                13,081
       200     Westvaco Corp.                                         5,488
       200     Weyerhaeuser Co.                                       9,137
       200     Worthington Industries, Inc.                           2,113
                                                                 ----------
                                                                    364,137
                                                                 ----------

               CAPITAL GOODS - 4.80%
       200     Caterpillar, Inc.                                      6,813
       100     Centex Corp.                                           2,394
       100     Crane Co.                                              2,200
       100     Cummins Engine Co., Inc.                               3,200
       100     Dana Corp.                                             2,294
       500     Deere & Co.                                           19,281
       200     Emerson Electric Co.                                  12,212
       266     Energizer Holdings, Inc.<F1>                           6,417


  NUMBER
OF SHARES                                                            VALUE
----------                                                           -----

               CAPITAL GOODS - CONTINUED
    12,300     General Electric Co.                               $ 632,681
     1,000     Honeywell International, Inc.                         33,625
       700     Illinois Tool Works, Inc.                             40,075
       100     Ingersoll-Rand Co.                                     3,925
       100     Kaufman & Broad Home Corp.                             1,956
       100     Millipore Corp.                                        6,288
       200     Pall Corp.                                             4,150
       100     Parker-Hannifin Corp.                                  3,556
       200     Stanley Works (The)                                    5,238
       300     Timken Co. (The)                                       5,344
       500     W.R. Grace & Co.<F1>                                   4,937
       200     W.W. Grainger, Inc.                                    6,350
                                                                 ----------
                                                                    802,936
                                                                 ----------

               CONSUMER DURABLES - 2.08%
       300     Corning, Inc.                                         70,181
     1,200     Ford Motor Co.                                        55,875
       600     General Motors Corp.                                  34,162
       500     Goodyear Tire & Rubber Co.                             9,969
       200     Harley-Davidson, Inc.                                  8,975
       500     Leggett & Platt, Inc.                                  8,750
       200     Lexmark International, Inc.<F1>                        9,012
       200     Maytag Corp.                                           6,775
       742     Palm, Inc.<F1>                                        28,938
       100     Snap-on, Inc.                                          3,019
        30     Toys "R" Us, Inc.<F1>                                    495
     2,000     Tyco International Ltd.                              107,000
       100     Whirlpool Corp.                                        4,319
                                                                 ----------
                                                                    347,470
                                                                 ----------

               CONSUMER NON-DURABLES - 6.51%
       100     Alberto-Culver Co.                                     3,038
       300     Anheuser-Busch Cos., Inc.                             24,150
       600     Avon Products, Inc.                                   23,812
       100     Ball Corp.                                             3,469
       700     Bestfoods Co.                                         48,737
       900     Campbell Soup Co.                                     23,850
       600     Clorox Co. (The)                                      24,787
     4,200     Coca Cola Co. (The)                                  257,513
     1,500     Colgate-Palmolive Co.                                 83,531
       800     General Mills, Inc.                                   27,500
     1,100     Gillette Co.                                          32,106

                           DEVCAP SHARED RETURN FUND
                            SCHEDULE OF INVESTMENTS

                                JULY 31, 2000

  NUMBER
OF SHARES                                                            VALUE
----------                                                           -----
               CONSUMER NON-DURABLES - CONTINUED
       900     H.J. Heinz Co.                                       $35,944
       300     Hasbro, Inc.                                           3,413
       300     Hershey Foods Corp.                                   13,875
     1,400     Kimberly-Clark Corp.                                  80,412
       100     Liz Claiborne, Inc.                                    3,900
       200     Nabisco Group Holding Corp.                            5,300
     3,200     PepsiCo, Inc.                                        146,600
       100     Polaroid Corp.                                         1,813
     2,200     Procter & Gamble Co.                                 125,125
       300     Quaker Oats Co. (The)                                 20,175
       700     Sara Lee Corp.                                        12,906
       400     Seagram Co., Ltd. (The)                               22,425
       400     Sherwin Williams Co. (The)                             8,325
       600     Unilever NV                                           26,550
       300     V. F. Corp.                                            6,600
       300     Wm. Wrigley Jr. Co.                                   22,800
                                                                 ----------
                                                                  1,088,656
                                                                 ----------

               CONSUMER SERVICES - 12.01%
       648     Agilent Technologies, Inc.<F1>                        26,406
     1,100     Albertson's, Inc.                                     33,206
     6,742     AT&T Corp.                                           208,581
       100     Best Buy Co., Inc.<F1>                                 7,275
       200     Block H&R, Inc.                                        6,400
       300     Brunswick Corp.                                        5,644
       500     Cendant Corp.<F1>                                      6,406
       500     Circuit City Stores-Circuit City Group                11,469
       200     Clear Channel Communications, Inc.<F1>                15,238
     2,200     Comcast Corp.                                         74,834
     1,100     Conoco, Inc.                                          25,369
     1,100     Costco Wholesale Corp.<F1>                            35,819
     1,000     CVS Corp.                                             39,438
     1,000     Delphi Automotive Systems                             14,813
       875     Dollar General Corp.                                  16,078
       200     Dow Jones & Co., Inc.                                 13,187
       400     Eastman Kodak Co.                                     21,950
       100     Ecolab, Inc.                                           3,581
     1,600     Gap, Inc. (The)                                       57,300
       200     Harcourt General, Inc. (The)                          11,038
     3,800     Home Depot, Inc. (The)                               196,650
       200     IKON Office Solutions, Inc.                              813
       100     Interpublic Group of Cos., Inc. (The)                  4,006

  NUMBER
OF SHARES                                                            VALUE
----------                                                           -----

               CONSUMER SERVICES - CONTINUED
       700     Kmart Corp.                                           $4,900
     2,100     Kroger Co.                                            43,444
       800     Limited, Inc.                                         16,350
     1,000     Lowe's Cos., Inc. (The)                               42,188
       600     Marriott International, Inc.                          24,000
       800     May Department Stores Co. (The)                       19,000
     3,400     McDonald's Corp.                                     107,100
       500     McGraw-Hill Cos., Inc. (The)                          29,719
       100     Meredith Corp.                                         3,181
       400     New York Times Co. (The)                              16,475
       100     Office Depot, Inc.<F1>                                   625
       400     Omnicom Group, Inc.                                   34,000
       400     Safeway, Inc.<F1>                                     18,025
       200     Sears, Roebuck & Co.                                   5,975
     1,800     Sprint Corp.                                          64,125
       500     Staples, Inc.<F1>                                      6,906
       300     SUPERVALU, Inc.                                        5,306
       800     SYSCO Corp.                                           31,500
       800     TJX Cos., Inc.                                        13,400
       500     Tribune Co.                                           16,250
     1,151     Viacom, Inc., Class B<F1>                             76,326
       157     Visteon Corp.                                          2,200
     6,700     Wal Mart Stores, Inc.                                368,081
     2,500     Walgreen Co.                                          77,969
     3,700     Walt Disney Co. (The)                                143,144
       200     Winn-Dixie Stores, Inc.                                2,863
                                                                 ----------
                                                                  2,008,553
                                                                 ----------

               ENERGY - 5.32%
       500     Amerada Hess Corp.                                    30,250
     1,037     Anadarko Petroleum Corp.                              49,582
       300     Apache Corp.                                          14,925
       600     Ashland, Inc.                                         19,762
     1,000     Baker Hughes, Inc.                                    34,625
       300     Coastal Corp. (The)                                   17,325
     1,800     Enron Corp.                                          132,525
     4,900     Exxon Mobil Corp.                                    392,000
       900     Halliburton Co.                                       41,513
       400     McDermott International, Inc.                          2,975
       200     Rowan Cos., Inc.                                       5,050
       500     Schlumberger Ltd.                                     36,969
       400     Sunoco, Inc.                                           9,750

                           DEVCAP SHARED RETURN FUND
                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2000

  NUMBER
OF SHARES                                                            VALUE
----------                                                           -----

               ENERGY - CONTINUED
       500     Tosco Corp.                                         $ 13,250
       500     Transocean Sedco Forex, Inc.                          24,750
       800     USX-Marathon Group                                    19,450
     1,100     Williams Cos., Inc. (The)                             45,925
                                                                 ----------
                                                                    890,626
                                                                 ----------

               FINANCIAL SERVICES - 16.90%
       300     Aetna, Inc.                                           16,650
       900     Allstate Corp.                                        24,806
     3,300     American Express Co.                                 187,069
       600     American General Corp.                                40,012
     5,139     American International Group, Inc.                   450,626
       300     AmSouth Bancorporation                                 5,044
       100     Aon Corp.                                              3,600
       700     Associates First Capital Corp.                        18,331
     1,900     Bank of America Corp.                                 90,012
       300     Bank of New York Co., Inc. (The)                      14,044
     2,900     Bank One Corp.                                        92,256
     2,850     Charles Schwab Corp. (The)                           102,956
     1,050     Chase Manhattan Corp.                                 52,172
       400     Chubb Corp. (The)                                     29,600
       500     CIGNA Corp.                                           49,938
       400     Cincinnati Financial Corp.                            15,100
     3,600     Citigroup, Inc.                                      254,025
       100     Comerica, Inc.                                         5,100
     2,600     Fannie Mae                                           129,675
     1,200     Fifth Third Bancorp                                   49,575
     1,100     First Union Corp.                                     28,394
       800     FleetBoston Financial Corp.                           28,650
     1,700     Freddie Mac                                           67,044
       400     Golden West Financial Corp.                           18,400
       100     Hartford Financial Services Group, Inc. (The)          6,425
     1,200     Household International, Inc.                         53,475
       110     Huntington Bancshares, Inc.                            1,726
       400     J.P. Morgan & Co., Inc.                               53,400
       300     Jefferson-Pilot Corp.                                 18,300
       400     Keycorp                                                7,025
       500     Lincoln National Corp.                                21,813
       700     Marsh & McLennan Cos., Inc.                           85,400
     2,000     MBNA Corp.                                            66,750
     1,300     Mellon Financial Corp.                                48,994
       900     Merrill Lynch & Co.                                  116,325
       200     MGIC Investment Corp.                                 11,362
     1,000     Morgan Stanley Dean Witter & Co.                      91,250


  NUMBER
OF SHARES                                                            VALUE
----------                                                           -----

               FINANCIAL SERVICES - CONTINUED
       200     Northern Trust Corp.                                 $14,975
       900     Paychex, Inc.                                         41,175
       700     PNC Financial Services Group                          35,613
       400     Providian Financial Corp.                             40,775
       300     Regions Financial Corp.                                5,981
       289     Sabre Holdings Corp.<F1>                               7,062
       400     SLM Holding Corp.                                     17,225
       300     St. Paul Cos., Inc. (The)                             13,331
       100     Summit Bancorp.                                        2,456
       800     SunTrust Banks, Inc.                                  38,300
       300     Torchmark Corp.                                        7,462
       200     Union Planters Corp.                                   5,737
       500     Wachovia Corp.                                        27,500
     1,400     Washington Mutual, Inc.                               44,975
     4,100     Wells Fargo & Co.                                    169,381
                                                                 ----------
                                                                  2,827,272
                                                                 ----------

               FOOD PROCESSING - 0.01%
       100     Archer-Daniels-Midland Co.                               938
                                                                 ----------

               HEALTH CARE - 8.16%
     2,200     Abbott Laboratories                                   91,575
       300     Allergan, Inc.                                        20,081
     1,400     Amgen, Inc.                                           90,912
       400     Baxter International, Inc.                            31,100
       600     Becton Dickinson & Co.                                15,150
       300     Biomet, Inc.                                          13,425
       500     Boston Scientific Corp.<F1>                            8,281
       100     C.R. Bard, Inc.                                        5,006
       400     Cardinal Health, Inc.                                 29,400
        80     Edwards Lifesciences Corp.<F1>                         1,745
     1,700     Eli Lilly & Co.                                      176,588
       800     Guidant Corp.                                         45,100
       800     HEALTHSOUTH Corp.<F1>                                  4,750
       500     Humana, Inc.                                           3,656
       200     Mallinckrodt, Inc.                                     9,150
       600     McKesson HBOC, Inc.                                   14,587
     3,000     Medtronic, Inc.                                      153,188
     5,300     Merck & Co., Inc.                                    379,944
     5,500     Pfizer, Inc.                                         237,187
       200     St. Jude Medical, Inc.                                 8,250
       200     UnitedHealth Group, Inc.                              16,362
       100     Wellpoint Health Networks, Inc.<F1>                    8,719
                                                                 ----------
                                                                  1,364,156
                                                                 ----------

                           DEVCAP SHARED RETURN FUND
                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2000

  NUMBER
OF SHARES                                                            VALUE
----------                                                           -----

               MEDIA - 0.69%
     1,500     Time Warner, Inc.                                   $115,031
                                                                 ----------

               MERCHANDISING - 0.55%
       500     Radioshack Corp.                                      28,187
     2,200     Target Corp.                                          63,800
                                                                 ----------
                                                                     91,987
                                                                 ----------
               OIL & GAS - 0.41%
     1,312     BP Amoco PLC ADR<F1>                                  68,634
                                                                 ----------

               TECHNOLOGY - 36.70%
       500     3COM Corp.<F1>                                         6,781
       300     Adaptec, Inc.<F1>                                      7,425
     1,000     ADC Telecommunications, Inc.<F1>                      41,937
       100     Adobe Systems, Inc.                                   11,450
       300     Advanced Micro Devices, Inc.<F1>                      21,581
     2,900     America Online, Inc.<F1>                             154,606
       600     Analog Devices, Inc.<F1>                              40,125
       800     Apple Computer, Inc.                                  40,650
     1,200     Applied Materials, Inc.<F1>                           91,050
       200     Autodesk, Inc.                                         4,325
     1,600     Automatic Data Processing, Inc.                       79,300
     4,000     Bellsouth Corp.                                      159,250
       200     BMC Software, Inc.<F1>                                 3,775
    10,200     Cisco Systems, Inc.<F1>                              667,462
     3,200     Compaq Computer Corp.                                 89,800
     1,100     Computer Associates International, Inc.               27,294
       300     Compuware Corp.<F1>                                    2,400
     3,800     Dell Computer Corp.<F1>                              166,962
       300     Electronic Data Systems Corp.                         12,900
     3,200     EMC Corp.<F1>                                        272,400
       200     First Data Corp.                                       9,213
       100     Gateway, Inc.<F1>                                      5,519
       400     Global Crossing Ltd.<F1>                               9,725
     1,700     Hewlett-Packard Co.                                  185,619
     9,800     Intel Corp.                                          654,150
     2,200     International Business Machines Corp.                247,362
     1,300     JDS Uniphase Corp.<F1>                               153,562
       600     LSI Logic Corp.<F1>                                   20,325
     4,500     Lucent Technologies, Inc.                            196,875
     1,000     Micron Technology, Inc.                               81,500
     7,400     Microsoft Corp.<F1>                                  516,613
       500     Molex, Inc.                                           23,523
     2,400     Motorola, Inc.                                        79,350
       400     National Semiconductor Corp.<F1>                      14,475


  NUMBER
OF SHARES                                                            VALUE
----------                                                           -----

               TECHNOLOGY - CONTINUED
     3,400     Nortel Networks Corp.                            $   252,875
       700     Novell, Inc.<F1>                                       6,628
     3,700     Oracle Corp.<F1>                                     278,194
       100     PE Corp-PE Biosystems Group                            8,719
       400     Peoplesoft, Inc.<F1>                                   8,725
       700     Pitney Bowes, Inc.                                    24,238
     1,000     QUALCOMM, Inc.<F1>                                    64,937
     2,248     Qwest Communications International, Inc.<F1>         105,516
     5,916     SBC Communications, Inc.                             251,800
       400     Scientific-Atlanta, Inc.                              30,800
       100     Seagate Technology, Inc.<F1>                           5,069
     1,400     Solectron Corp.<F1>                                   56,437
       400     Sprint Corp (PCS Group)<F1>                           22,100
     2,400     Sun Microsystems, Inc.<F1>                           253,050
       100     Tektronix, Inc.                                        6,150
       800     Tellabs, Inc.<F1>                                     52,000
       100     Teradyne, Inc.<F1>                                     6,338
     2,600     Texas Instruments, Inc.                              152,587
     3,410     Verizon Communications                               160,270
     3,500     WorldCom, Inc.<F1>                                   136,719
     1,400     Xerox Corp.                                           20,825
       600     Xilinx, Inc.<F1>                                      45,038
       700     Yahoo!, Inc.<F1>                                      90,081
                                                                 ----------
                                                                  6,138,380
                                                                 ----------

               TRANSPORTATION - 0.68%
       600     Burlington Northern Santa Fe Corp.                    14,662
       500     CSX Corp.                                             12,406
       300     Delta Air Lines, Inc.                                 16,106
       700     FedEx Corp.<F1>                                       27,738
     1,300     Southwest Airlines Co.                                30,712
       300     Union Pacific Corp.                                   12,956
                                                                 ----------
                                                                    114,580
                                                                 ----------
               UTILITIES - 2.13%
       400     Ameren Corp.                                          14,475
       940     American Electric Power, Inc.                          30,844
       200     C P & L Energy, Inc.                                   6,687
       400     Cinergy Corp.                                         10,400
       200     CMS Energy Corp.                                       5,113
       500     Consolidated Edison, Inc.                             15,156
       200     Constellation Energy Group                             6,663
       300     Dominion Resources, Inc.                              13,631
       200     DTE Energy Co.                                         6,275

                           DEVCAP SHARED RETURN FUND
                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2000


  NUMBER
OF SHARES                                                            VALUE
----------                                                           -----

               UTILITIES - CONTINUED
       500     Duke Energy Corp.                              $      30,844
       600     El Paso Energy Corp.                                  29,025
       500     Entergy Corp.                                         13,563
       600     FirstEnergy Corp.                                     15,300
       100     Florida Progress Corp.                                 4,900
       200     FPL Group, Inc.                                        9,650
       400     GPU, Inc.                                             10,600
       300     Niagara Mohawk Holdings, Inc.                          3,994
       100     NICOR, Inc.                                            3,469
       800     Northern States Power Co.                             17,650
       400     ONEOK, Inc.                                           10,675
       800     PG&E Corp.                                            20,700
       100     Pinnacle West Capital Corp.                            3,956
       400     PPL Corp.                                             10,800
       300     Public Service Enterprise Group, Inc.                 10,088
       600     Reliant Energy, Inc.                                  20,100
       600     Sempra Energy                                         11,250
       400     Southern Co. (The)                                     9,775
       100     TXU Corp.                                              3,125
       200     Unicom Corp.                                           8,213
                                                                 ----------
                                                                    356,921
                                                                 ----------

               Total Common Stocks
               (cost $12,084,319)                                16,580,277
                                                                 ----------

PRINCIPAL
  VALUE
----------

               INVESTMENT COMPANIES - 1.41%
  $235,260     Dreyfus Institutional Government
                 Money Market Fund                                  235,260
                                                                 ----------

               Total Investment Companies
                 (cost $235,260)                                    235,260
                                                                 ----------

               Total Investments - 100.54%
                 (cost $12,319,579)                              16,815,537

               Liabilities Less Other Assets - (0.54)%             (90,559)
                                                                 ----------


               NET ASSETS - 100.00%                             $16,724,978
                                                                ===========

      <F1> Non-income producing

DEVCAP SHARED RETURN FUND
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2000
--------------------------------------------------------------------------------

ASSETS:
  Investments at value (cost $12,319,579)                       $16,815,537
  Due from advisor                                                   75,252
  Dividends and interest receivable                                  11,713
  Deferred organization expenses (Note 1)                             2,316
  Prepaid expenses                                                   13,612
  Cash                                                               10,000
                                                               ------------
     Total Assets                                                16,928,430
                                                               ------------

LIABILITIES:
  Payable for securities purchased                                  154,048
  Accrued investment advisory fees                                    3,632
  Accrued expenses                                                   45,772
                                                               ------------
     Total Liabilities                                              203,452
                                                               ------------

NET ASSETS                                                      $16,724,978
                                                               ============

NET ASSETS CONSIST OF:
  Paid-in capital                                               $10,807,798
  Undistributed net realized gain                                 1,421,222
  Net unrealized appreciation                                     4,495,958
                                                               ------------

NET ASSETS                                                      $16,724,978
                                                               ============

SHARES OUTSTANDING                                                  648,989
                                                               ============

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
  PRICE PER SHARE                                                    $25.77
                                                               ============


                       See Notes to Financial Statements

DEVCAP SHARED RETURN FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends                                                  $  158,561<F1>
  Interest                                                            5,090
                                                               ------------
     Total Investment Income                                        163,651

EXPENSES (NOTES 1 AND 2):
  Legal fees                                        $207,276
  Audit fees                                          61,674
  Fund administration and accounting fees             51,516
  Transfer agent fees and expenses                    42,292
  Investment advisory fees                            36,472
  Registration fees                                   15,659
  Printing                                            14,320
  Amortization of organization expenses               11,221
  Insurance                                            8,463
  Other                                                8,568
                                                ------------
     Total expenses before reimbursement             457,461
     Reimbursement of expenses                     (140,915)
                                                ------------

     Net Expenses                                                   316,546
                                                               ------------

EXPENSES IN EXCESS OF INVESTMENT INCOME                           (152,895)
                                                               ------------

NET REALIZED AND UNREALIZED GAIN
  Net realized gain                                               1,306,319
  Net change in unrealized appreciation                             416,528
                                                               ------------
  Net realized and unrealized gain                                1,722,847
                                                               ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                       $1,569,952
                                                               ============

<F1> Net of $115 in foreign withholding tax.

                       See Notes to Financial Statements

DEVCAP SHARED RETURN FUND
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------
                                                          YEAR ENDED
                                                 ---------------------------
                                                 JULY 31, 2000 JULY 31, 1999
                                                 ------------- -------------


INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Expenses in excess of investment income         $(152,895)     $(115,227)
  Net realized gain                                1,306,319        219,391
  Net change in unrealized appreciation              416,528      2,204,098
                                                ------------   ------------
  Net increase in net assets resulting
     from operations                               1,569,952      2,308,262
                                                ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
  NET REALIZED GAIN                                 (62,094)      (111,246)
                                                ------------   ------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from sales of shares                    1,113,576      2,649,040
  Net asset value of shares issued
     in reinvestment of distributions                 60,163        107,930
  Payments for shares redeemed                     (622,847)      (271,633)
  Payment for shares redeemed
     for DEVCAP Non-Profit (Note 3)                (380,104)      (332,878)
                                                ------------   ------------
  Net increase in net assets from
     capital share transactions                      170,788      2,152,459
                                                ------------   ------------
     Total increase in net assets                  1,678,646      4,349,475

NET ASSETS:
  Beginning of period                             15,046,332     10,696,857
                                                ------------   ------------
  End of period                                  $16,724,978    $15,046,332
                                                ============   ============
  Undistributed net investment income,
     end of period                                $        0     $        0
                                                ============   ============

OTHER INFORMATION:
SHARE TRANSACTIONS:
  Sold                                                45,237        119,601
  Reinvested                                           2,295          4,947
  Redeemed                                          (24,424)       (13,762)
  Withdrawal of charitable
     contributions (Note 3)                         (14,947)       (16,382)
                                                ------------   ------------
  Net increase                                         8,161         94,404
                                                ============   ============


                       See Notes to Financial Statements

DEVCAP SHARED RETURN FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------------------------------------------
                                                                                                            FOR THE PERIOD
                                                                                                           OCTOBER 19, 1995
                                                                     FOR THE YEAR ENDED                    (COMMENCEMENT OF
                                                 ---------------------------------------------------------- OPERATIONS) TO
                                                 JULY 31, 2000  JULY 31, 1999  JULY 31, 1998  JULY 31, 1997  JULY 31, 1996
                                                -------------- -------------- --------------  -------------- -------------
Net Asset Value, beginning of period                  $23.48         $19.58         $16.22         $10.71         $10.00
                                                  ----------     ----------     ----------     ----------     ----------
Income from investment operations:
  Expenses in excess of investment income             (0.24)         (0.18)         (0.06)         (0.03)         (0.02)
  Net realized and unrealized gain
     on investments                                     2.63           4.28           3.44           5.55           0.73
                                                  ----------     ----------     ----------     ----------     ----------
Total income from investment operations                 2.39           4.10           3.38           5.52           0.71
Less distributions from net realized gain             (0.10)         (0.20)         (0.02)         (0.01)              _
                                                  ----------     ----------     ----------     ----------     ----------

Net Asset Value, end of period                        $25.77         $23.48         $19.58         $16.22         $10.71
                                                  ==========     ==========     ==========     ==========     ==========
Ratios/supplemental data
  Total return                                        10.16%         21.03%         20.84%         51.57%      7.10%<F1>
  Net Assets, end of period (in 000's)               $16,725        $15,046        $10,697         $5,326           $643
  Ratio of expenses to average net assets<F2>      1.95%<F2>      1.97%<F3>      1.75%<F3>      1.75%<F3>  2.50%<F3><F4>
  Ratio of net investment income to average
     net assets<F2>                              (0.94)%<F2>    (0.92)%<F3>    (0.51)%<F3>    (0.21)%<F3> (0.54)%<F3><F4>
  Portfolio turnover<F5><F6>                         31%<F5>         8%<F6>         5%<F6>         1%<F6>     5%<F1><F6>



<F1> Not annualized.
<F2> Reflects the Fund's proportionate share of the Domini Social Index
     Portfolio's expenses as well as reimbursements by agents of the Fund from August 1, 1999 through February 21, 2000, and net of waiver and reimbursements from February 22, 2000 through July 21, 2000. If the reimbursements had not been in place, the ratio of expenses and net investment income to average net assets would have been as follows:

     Ratio of expenses to average net assets                 2.80%
     Ratio of net investment income to average net assets  (1.80)%

<F3> Reflects the Fund's proportionate share of the Domini Social Index
     Portfolio's expenses as well as reimbursements by agents of the Fund. If the reimbursements had not been in place, the ratios of expenses and net investment income to average net assets would have been as follows:

     Ratio of expenses to
       average net assets               1.97%     2.76%     5.93%   26.30%<F4>
     Ratio of net investment income
       to average net assets          (0.92)%   (1.52)%   (4.39)% (24.34)%<F4>

<F4> Annualized.
<F5> Represents portfolio turnover for the period February 22, 2000 through July
     31, 2000.
<F6> Represents portfolio turnover for the Index Portfolio.

                       See Notes to Financial Statements

                           DEVCAP SHARED RETURN FUND
                         NOTES TO FINANCIAL STATEMENTS

                        FOR THE YEAR ENDED JULY 31, 2000

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. DEVCAP Shared Return Fund (the "Fund") is a series of DEVCAP Trust which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "Act").

  Effective February 23, 2000, the Fund changed its investment objective and now invests only in those S&P 500R Index stocks which pass the Fund's social and exclusionary screens. Prior to February 22, 2000, the Fund invested substantially all of its assets in the Domini Social Index Portfolio. The Fund became effective on September 13, 1995, and commenced investment operations on October 19, 1995.

  The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund's significant accounting policies.

  A. VALUATION OF INVESTMENTS. The Fund values securities at the last reported sale price, or at the average of the latest bid and asked prices if no sales are reported.

  B. INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned.

  C. DIVIDENDS TO SHAREHOLDERS. Dividends to shareholders are declared and paid annually from net investment income. Distributions to shareholders of net realized capital gains, if any, are made annually. The amount and character of income and net realized gains to be distributed are determined in accordance with federal income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. At July 31, 2000 a reclassification was recorded to increase accumulated net investment income by $152,895, increase accumulated net realized gain by $56,394 and reduce paid-in capital by $209,289.

  D. FEDERAL TAXES. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

  E. DEFERRED ORGANIZATION EXPENSES. Organization costs are being amortized on a straight-line basis over a five-year period. The amount paid by the Fund on any redemption of the Fund's initial shares will be reduced by the pro rata portion of any unamortized organization expenses which the number of the initial shares redeemed bears to the total number of initial shares outstanding immediately prior to such redemption. To the extent that the proceeds of the redemptions are less than such pro rata portion of any unamortized organization expenses, Development Capital Fund ("DEVCAP Non-Profit"), the Fund's sponsor, has agreed to reimburse the Fund for such difference.

                           DEVCAP SHARED RETURN FUND
                     NOTES TO FINANCIAL STATEMENTS - CONT'D

                        FOR THE YEAR ENDED JULY 31, 2000
  F. OTHER. Security transactions are recorded on the trade date. Gains and losses are determined on the basis of identified cost.

2. TRANSACTIONS WITH AFFILIATES.

  A. REIMBURSEMENT OF EXPENSES. Effective November 29, 1999, DEVCAP Non-Profit has agreed to reimburse the Fund to the extent necessary to maintain the Fund's total operating expenses (which include expenses of the Fund and Portfolio) at an annual rate of 1.75% of the Fund's average daily net assets.

3. CHARITABLE CONTRIBUTIONS. Shareholders contributed approximately $380,000 and $341,000 to DEVCAP Non-Profit in December 1999 and 1998, respectively, as described in the Fund's prospectus. Upon a shareholder's initial investment in the Fund, the shareholder may choose to make an annual donation to DEVCAP Non-Profit of zero percent, ten percent, twenty-five percent, fifty percent, seventy-five percent, or all of the Annual Contribution Basis, as defined in the Fund's registration statement, derived from the shareholder's investment in the Fund. DEVCAP Non-Profit will direct these shareholder donations to non-profit organizations (primarily Catholic Relief Services) working to improve the welfare of underprivileged persons in developing countries.

4. INVESTMENT TRANSACTIONS. The aggregate cost of purchases and proceeds from sales of securities, excluding short-term investments, for the Fund for the period from February 22, 2000 to July 31, 2000 were $5,151,637 and $5,051,731, respectively.

  At July 31, 2000, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes of $12,320,693 were as follows:

     Appreciation             $4,846,802
     Depreciation              (351,958)
                              ----------

     Net appreciation
       on investments         $4,494,844
                              ==========

5. TAX INFORMATION-UNAUDITED. The federal tax status of distributions made to shareholders on December 23, 1999 was as follows:

                                NET         SHORT-TERM      LONG-TERM
                             INVESTMENT      CAPITAL         CAPITAL
                               INCOME         GAINS           GAINS
                             ----------     ----------      ----------
SHARED RETURN FUND               $0             $0           $62,094

For the year ended July 31, 2000, the Shared Return Fund did not pay any dividends from net investment income or short-term gains that would qualify for the dividends received reduction available to corporate shareholders.

                          INDEPENDENT AUDITORS' REPORT


THE BOARD OF TRUSTEES
DEVCAP SHARED RETURN FUND:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of DEVCAP Shared Return Fund as of July 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended and the period from October 19, 1995 (commencement of operations) to July 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of DEVCAP Shared Return Fund as of July 31, 2000, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended, and financial highlights for each of the years or periods in the five-year period described above, in conformity with accounting principles generally accepted in the United States of America.

                                                                    /s/ KPMG LLP




Boston, Massachusetts
September 15, 2000

                                     DEVCAP
                               SHARED RETURN FUND
                            209 West Fayette Street
                           Baltimore, Maryland 21201
                                 (800) 371-2655
                                 www.DEVCAP.org

INVESTMENT MANAGER
Christian Brothers Investment Services, Inc.
90 Park Avenue, 29th Floor
New York, NY  10016-1301

SUB-ADVISER
RhumbLine Advisers
30 Rowes Wharf
Boston, MA  02110

INDEPENDENT AUDITORS
KPMG LLP
99 High Street
Boston, MA  O2110

ADMINISTRATOR AND TRANSFER AGENT
Sunstone Financial Group, Inc.
803 West Michigan Street, Suite A
Milwaukee, WI  53233-2301

DISTRIBUTOR
CBIS Financial Services, Inc.
915 Harger Road
Oak Brook, IL  60521-1476

CUSTODIAN
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA  15258

LEGAL COUNSEL
Mayer, Brown & Platt
1675 Broadway
New York, NY  10019

(LOGO)

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